Rendering of services (Tables)	12 Months Ended
Mar. 31, 2024
Rendering Of Services
Schedule of revenue by product type and customer type

Revenue by Product types

	March 31,
	2022	2023	2024
Air Ticketing	1,150,474	1,779,972	1,729,305
Hotels and Packages	520,740	1,471,270	1,693,962
Other Services	146,178	154,306	160,531
	1,817,392	3,405,548	3,583,798

Summary of contract assets
	March 31,
	2023	2024
Contract Assets	190,598	-

Changes in contract assets

Changes in contract assets are as follows:

	March 31,
	2023	2024
Balance at the beginning of the year	11	190,598
Revenue recognised during the year#	190,598	-
Billed during the year	(11)	(190,598)
Balance at the end of the year	190,598	-

#	Refer to para 8.1 – Note 1 above for details about contract assets for the year ended March 31, 2024.

Summary of contract liabilities
	March 31,
	2023	2024
Advance from customer (refer to Note 37)	525,638	622,178
Deferred revenue (refer to Note 35)	45,721	3,360
Total Contract liabilities	571,359	625,538